Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of recasted financial statements [Table Text Block]	The revised lines in the Statement of financial position are as follows:

	December 31, 2021 (As previously presented)	Adjustments	December 31, 2021 (Recasted)

Assets
Current assets
Recoverable taxes(a)	230,558	(15,721)	214,837
Total current assets	29,960,173	(15,721)	29,944,452
Non-current assets
Deferred tax assets(b)	431,755	148,737	580,492
Intangible assets(c)	8,370,313	(92,795)	8,277,518
Total non-current assets	12,096,618	55,942	12,152,560
Total assets	42,056,791	40,221	42,097,012

Liabilities and equity
Non-current liabilities
Deferred tax liabilities(b)	617,445	12,466	629,911
Other liabilities(d)	348,458	(5,019)	343,439
Total non-current liabilities	5,672,500	7,447	5,679,947
Total liabilities	28,462,345	7,447	28,469,792

Equity
Capital reserve(e)	14,516,767	24,365	14,541,132
Equity attributable to owners of the parent	13,512,081	24,365	13,536,446
Non-controlling interests(f)	82,365	8,409	90,774
Total equity	13,594,446	32,774	13,627,220

Total liabilities and equity	42,056,791	40,221	42,097,012

(a)The recoverability of tax credits previously recognized by Linx was reviewed.
(b)The Group identified deferred tax liabilities in relation to the tax amortization of goodwill previously recognized by Linx on past business combinations. These amounts were derecognized on the consolidated financial statements due to the acquisition of Linx. A deferred tax asset related to the tax benefit over the remaining fiscal amortization of goodwill was recognized. Additionally, the deferred tax liabilities over identified intangible assets were reviewed.
(c)The adjustments refer mainly to goodwill impacted by items (a) and (b) described above and a fair value of non-compete agreement signed with the Linx founders. Minor impacts refer to reviewed assessment of customer relationships, software, and trademarks and patents identified in the business combinations of SimplesVet, VHSYS, Trampolin, Collact and Linx.
(d)The adjustments refer mainly to reviewed contingent consideration of SimplesVet and Trampolin.
(e)The adjustments refer to the contingent consideration in the form of equity instruments originated from the non-compete agreement signed with the Linx founders.
(f)The adjustments refer to the fair value of non-controlling interests in SimplesVet and VHSYS over the adjustments described in the item (c) above.